Leases - Maturity analysis of lease receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	£ 0	£ 3,497
Future finance income	0	(293)
Present value of minimum lease payments receivable	0	3,204
Un-guaranteed residual values	0	259
Not later than one year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	0	1,403
Future finance income	0	(115)
Present value of minimum lease payments receivable	0	1,288
Un-guaranteed residual values	0	77
One to two years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	0	909
Future finance income	0	(76)
Present value of minimum lease payments receivable	0	833
Un-guaranteed residual values	0	53
Two to three years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	0	593
Future finance income	0	(49)
Present value of minimum lease payments receivable	0	544
Un-guaranteed residual values	0	45
Three to four years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	0	354
Future finance income	0	(28)
Present value of minimum lease payments receivable	0	326
Un-guaranteed residual values	0	43
Four to five years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	0	123
Future finance income	0	(8)
Present value of minimum lease payments receivable	0	115
Un-guaranteed residual values	0	19
Over five years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	0	115
Future finance income	0	(17)
Present value of minimum lease payments receivable	0	98
Un-guaranteed residual values	£ 0	£ 22